Employee Salaries and Benefit Expenses - Summary of Employee Salaries and Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Salaries And Employee Benefits [Abstract]
Salaries, Bonuses and Other Short-Term Employee Benefits	$ 1,344	$ 1,246
Pension and Post-Employment Benefits	125	92
Stock-Based Compensation (Note 32)	97	373
Other Incentive Benefits Expense (Recovery)	0	(9)
Termination Benefits	14	27
Employee Salaries and Benefit Expenses	$ 1,580	$ 1,729